Document and Entity Information	Nov. 30, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	LANDSEA HOMES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38545
Entity Tax Identification Number	82-2196021
Entity Address, Address Line One	660 Newport Center Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	949
Local Phone Number	345-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001721386
Amendment Flag	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LSEA
Security Exchange Name	NASDAQ
Warrant [Member]
Entity Information [Line Items]
Title of 12(b) Security	Warrants exercisable for Common Stock
Trading Symbol	LSEAW
Security Exchange Name	NASDAQ